Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for CEO (1) (2)	Compensation Actually Paid to CEO (1) (3)	Average SCT Total for Non-CEO NEOs (1) (2)	Average Compensation Actually Paid to Non-CEO NEOs (1) (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR)	Net Loss (in thousands)
2025	$909,587	$749,236	$560,963	$473,864	$30	$(22,499)
2024	1,785,032	793,998	891,100	422,945	41	(28,719)
2023	1,242,127	1,037,663	661,472	565,279	74	(26,176)

Named Executive Officers, Footnote	For each year shown, the CEO was Todd A. DeBonis and our only non-CEO NEO was Haley F. Aman.
Peer Group Issuers, Footnote

Airgain, Inc.	AXT, Inc.	CEVA, Inc.
Everspin Technologies, Inc.	GSI Technology, Inc.	Immersion Corporation
Impinj, Inc.	inTEST Corporation	Kopin Corporation
Lantronix, Inc.	PDF Solutions, Inc.

PEO Total Compensation Amount	$ 909,587	$ 1,785,032	$ 1,242,127
PEO Actually Paid Compensation Amount	$ 749,236	793,998	1,037,663
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amounts of “Compensation Actually Paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

Year	SCT Total	Less: Grant Date Value of Equity Awards	Plus: Change in Value of Awards Granted During the Current Year	Plus: Vesting Date Value of Awards that Vested During the Year	Plus: Year-Over-Year Change in Fair Value of Unvested Awards	Plus: Change in Value of Awards Vesting During the Current Year	Compensation Actually Paid
2025 - CEO	$909,587	$(436,562)	$325,937	$18,312	$(70,836)	$2,798	$749,236
2025 - Non-CEO NEO	560,963	(251,867)	188,148	10,462	(39,170)	5,328	473,864

2024 - CEO	1,785,032	(1,314,000)	312,075	18,767	(186,567)	178,691	793,998
2024 - Non-CEO NEO	891,100	(584,000)	138,700	8,341	(129,534)	98,338	422,945

2023 - CEO	1,242,127	(625,500)	556,750	32,250	(114,234)	(53,730)	1,037,663
2023 - Non-CEO NEO	661,472	(319,700)	281,650	19,350	(71,530)	(5,963)	565,279

Non-PEO NEO Average Total Compensation Amount	$ 560,963	891,100	661,472
Non-PEO NEO Average Compensation Actually Paid Amount	$ 473,864	422,945	565,279
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amounts of “Compensation Actually Paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

Year	SCT Total	Less: Grant Date Value of Equity Awards	Plus: Change in Value of Awards Granted During the Current Year	Plus: Vesting Date Value of Awards that Vested During the Year	Plus: Year-Over-Year Change in Fair Value of Unvested Awards	Plus: Change in Value of Awards Vesting During the Current Year	Compensation Actually Paid
2025 - CEO	$909,587	$(436,562)	$325,937	$18,312	$(70,836)	$2,798	$749,236
2025 - Non-CEO NEO	560,963	(251,867)	188,148	10,462	(39,170)	5,328	473,864

2024 - CEO	1,785,032	(1,314,000)	312,075	18,767	(186,567)	178,691	793,998
2024 - Non-CEO NEO	891,100	(584,000)	138,700	8,341	(129,534)	98,338	422,945

2023 - CEO	1,242,127	(625,500)	556,750	32,250	(114,234)	(53,730)	1,037,663
2023 - Non-CEO NEO	661,472	(319,700)	281,650	19,350	(71,530)	(5,963)	565,279

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 30	41	74
Net Income (Loss)	$ (22,499,000)	(28,719,000)	(26,176,000)
PEO Name	Todd A. DeBonis and
Additional 402(v) Disclosure	Amounts in this column represent the “Total” column set forth in the SCT. See the footnotes to the SCT for further detail regarding the amounts in these columns.
In the “Executive Compensation” section of this Proxy Statement, we provide additional detail on the elements of our executive compensation program and our pay-for-performance compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the 2025 Summary Compensation Table and related disclosures appropriately reward our CEO and CFO for Company and individual performance, assist the Company in retaining our senior leadership team and support long-term value creation for our shareholders. The values included in the columns for Compensation Actually Paid to our CEO and CFO, calculated in accordance with SEC disclosure rules, in each of the fiscal years reported above and over the two-year cumulative period shows how the compensation awarded fluctuated year-over-year, primarily based on our stock price as of the last day of the listed fiscal year, among other factors. As the values change considerably from year-to-year based on stock price performance, they further demonstrate the pay-for-performance compensation philosophy of our executive compensation program. As the table demonstrates, the compensation of our CEO and CFO is higher when our stock price performs well, and lower when the stock price does not perform as well, demonstrating the clear alignment of interests of our CEO and CFO and our shareholders.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (436,562)	(1,314,000)	(625,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	325,937	312,075	556,750
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,836)	(186,567)	(114,234)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,312	18,767	32,250
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,798	178,691	(53,730)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(251,867)	(584,000)	(319,700)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,148	138,700	281,650
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,170)	(129,534)	(71,530)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,462	8,341	19,350
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,328	$ 98,338	$ (5,963)